Exploration And Evaluation - Summary of Exploration And Evaluation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		$ 807
Carrying amount, Ending balance		668		$ 807
Exploration commitments		4,245		6,469
Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Disposals at written down value				(10)
Asia Pacific [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		529
Carrying amount, Ending balance		568		529
Americas [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		240
Carrying amount, Ending balance		76		240
Africa [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		38
Carrying amount, Ending balance		24		38
Exploration and evaluation assets [member] | Asia Pacific [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		3		1
Exploration and evaluation assets [member] | Asia Pacific [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		529		546
Additions		79		19
Expensed	[1]	(31)		0
Transferred exploration and evaluation		(9)	[2]	(36)
Carrying amount, Ending balance		568		529
Exploration and evaluation assets [member] | Americas [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		1		1
Exploration and evaluation assets [member] | Americas [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		240
Acquisitions through business combination	[3]			180
Additions		161		204
Disposals at written down value				(10)
Amortisation of licence acquisition costs		(2)		(8)
Expensed	[1]	(28)		(126)
Transferred exploration and evaluation	[2]	(295)
Carrying amount, Ending balance		76		240
Exploration and evaluation assets [member] | Africa [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		35		27
Exploration and evaluation assets [member] | Africa [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		38		68
Additions		6		17
Amortisation of licence acquisition costs		(2)		(2)
Expensed	[1]	(18)		(45)
Carrying amount, Ending balance		24		38
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		39		29
Exploration and evaluation assets [member] | Other [member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance		807		614
Acquisitions through business combination	[3]			180
Additions		246		240
Amortisation of licence acquisition costs		(4)		(10)
Expensed	[1]	(77)		(171)
Transferred exploration and evaluation		(304)	[2]	(36)
Carrying amount, Ending balance		$ 668		$ 807

[1]	$77 million (2022: $125 million) relates to costs of unsuccessful wells.
[2]	On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million were transferred to oil and gas properties.
[3]	Refer to Note B.5 for details of business combination.